Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL WORLD FUND, INC.
Prospectus Date	rr_ProspectusDate	Dec. 28, 2016
Supplement [Text Block]	pwfi_SupplementTextBlock

PRUDENTIAL WORLD FUND, INC.
Prudential QMA International Equity Fund

(the “Fund”)

Supplement dated August 1, 2017 to the Currently Effective Prospectus and Summary Prospectus

Effective as of August 1, 2017, certain of the Fund’s expenses will be reduced. To reflect these changes, the Fund’s Prospectus and Summary Prospectus are hereby revised as follows:

1.	In the Summary Prospectus and Prospectus section entitled Fund Summary—Fund Fees and Expenses, the Annual Fund Operating Expenses table is deleted and replaced with the following new table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class Q	Class Z
Management fees	0.75%	0.75%	0.75%	0.75%	0.75%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	None	None
+ Other expenses (1)	0.51%	1.72%	0.58%	0.21%	0.41%
= Total annual Fund operating expenses	1.56%	3.47%	2.33%	0.96%	1.16%
– Fee waiver and/or expense reimbursement	None	(0.94)%	None	(0.18)%	None
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(2)	1.56%	2.53%	2.33%	0.78%	1.16%

(1)	Other expenses have been adjusted to reflect current expenses.
(2)	The Manager has contractually agreed, through February 28, 2019, to limit Total annual Fund operating expenses after fee waivers and/or reimbursements (excluding interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend, broker charges and interest expense on short sales) to 2.53% of average daily net assets for Class B shares, and 0.78% of average daily net assets for Class Q shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to February 28, 2019 without the prior approval of the Fund’s Board of Directors.

2.	In the Summary Prospectus and Prospectus section entitled Fund Summary—Fund Fees and Expenses—Example, the table is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$700	$1,016	$1,353	$2,304	$700	$1,016	$1,353	$2,304
Class B	$756	$1,278	$1,823	$3,043	$256	$978	$1,723	$3,043
Class C	$336	$727	$1,245	$2,666	$236	$727	$1,245	$2,666
Class Q	$80	$288	$513	$1,162	$80	$288	$513	$1,162
Class Z	$118	$368	$638	$1,409	$118	$368	$638	$1,409

PRUDENTIAL QMA INTERNATIONAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pwfi_SupplementTextBlock

PRUDENTIAL WORLD FUND, INC.
Prudential QMA International Equity Fund

(the “Fund”)

Supplement dated August 1, 2017 to the Currently Effective Prospectus and Summary Prospectus

Effective as of August 1, 2017, certain of the Fund’s expenses will be reduced. To reflect these changes, the Fund’s Prospectus and Summary Prospectus are hereby revised as follows:

1.	In the Summary Prospectus and Prospectus section entitled Fund Summary—Fund Fees and Expenses, the Annual Fund Operating Expenses table is deleted and replaced with the following new table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class Q	Class Z
Management fees	0.75%	0.75%	0.75%	0.75%	0.75%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	None	None
+ Other expenses (1)	0.51%	1.72%	0.58%	0.21%	0.41%
= Total annual Fund operating expenses	1.56%	3.47%	2.33%	0.96%	1.16%
– Fee waiver and/or expense reimbursement	None	(0.94)%	None	(0.18)%	None
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(2)	1.56%	2.53%	2.33%	0.78%	1.16%

(1)	Other expenses have been adjusted to reflect current expenses.
(2)	The Manager has contractually agreed, through February 28, 2019, to limit Total annual Fund operating expenses after fee waivers and/or reimbursements (excluding interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend, broker charges and interest expense on short sales) to 2.53% of average daily net assets for Class B shares, and 0.78% of average daily net assets for Class Q shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to February 28, 2019 without the prior approval of the Fund’s Board of Directors.

2.	In the Summary Prospectus and Prospectus section entitled Fund Summary—Fund Fees and Expenses—Example, the table is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$700	$1,016	$1,353	$2,304	$700	$1,016	$1,353	$2,304
Class B	$756	$1,278	$1,823	$3,043	$256	$978	$1,723	$3,043
Class C	$336	$727	$1,245	$2,666	$236	$727	$1,245	$2,666
Class Q	$80	$288	$513	$1,162	$80	$288	$513	$1,162
Class Z	$118	$368	$638	$1,409	$118	$368	$638	$1,409

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been adjusted to reflect current expenses.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
PRUDENTIAL QMA INTERNATIONAL EQUITY FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	0.51%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.56%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.56%	[2]
1 Year	rr_ExpenseExampleYear01	$ 700
3 Years	rr_ExpenseExampleYear03	1,016
5 Years	rr_ExpenseExampleYear05	1,353
10 Years	rr_ExpenseExampleYear10	2,304
1 Year	rr_ExpenseExampleNoRedemptionYear01	700
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,016
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,353
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,304
PRUDENTIAL QMA INTERNATIONAL EQUITY FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	1.72%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	3.47%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.94%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.53%	[2]
1 Year	rr_ExpenseExampleYear01	$ 756
3 Years	rr_ExpenseExampleYear03	1,278
5 Years	rr_ExpenseExampleYear05	1,823
10 Years	rr_ExpenseExampleYear10	3,043
1 Year	rr_ExpenseExampleNoRedemptionYear01	256
3 Years	rr_ExpenseExampleNoRedemptionYear03	978
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,723
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,043
PRUDENTIAL QMA INTERNATIONAL EQUITY FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.58%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.33%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.33%	[2]
1 Year	rr_ExpenseExampleYear01	$ 336
3 Years	rr_ExpenseExampleYear03	727
5 Years	rr_ExpenseExampleYear05	1,245
10 Years	rr_ExpenseExampleYear10	2,666
1 Year	rr_ExpenseExampleNoRedemptionYear01	236
3 Years	rr_ExpenseExampleNoRedemptionYear03	727
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,245
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,666
PRUDENTIAL QMA INTERNATIONAL EQUITY FUND | Class Q
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.21%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.96%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.78%	[2]
1 Year	rr_ExpenseExampleYear01	$ 80
3 Years	rr_ExpenseExampleYear03	288
5 Years	rr_ExpenseExampleYear05	513
10 Years	rr_ExpenseExampleYear10	1,162
1 Year	rr_ExpenseExampleNoRedemptionYear01	80
3 Years	rr_ExpenseExampleNoRedemptionYear03	288
5 Years	rr_ExpenseExampleNoRedemptionYear05	513
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,162
PRUDENTIAL QMA INTERNATIONAL EQUITY FUND | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.41%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.16%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.16%	[2]
1 Year	rr_ExpenseExampleYear01	$ 118
3 Years	rr_ExpenseExampleYear03	368
5 Years	rr_ExpenseExampleYear05	638
10 Years	rr_ExpenseExampleYear10	1,409
1 Year	rr_ExpenseExampleNoRedemptionYear01	118
3 Years	rr_ExpenseExampleNoRedemptionYear03	368
5 Years	rr_ExpenseExampleNoRedemptionYear05	638
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,409

[1]	Other expenses have been adjusted to reflect current expenses.
[2]	The Manager has contractually agreed, through February 28, 2019, to limit Total annual Fund operating expenses after fee waivers and/or reimbursements (excluding interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend, broker charges and interest expense on short sales) to 2.53% of average daily net assets for Class B shares, and 0.78% of average daily net assets for Class Q shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to February 28, 2019 without the prior approval of the Fund’s Board of Directors.